COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Payments of contracts	R$ 13,209,360
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	9,892,478
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	3,007,981
Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	46,008
Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	19,475
Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	243,418
Later than one year [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,708,597
Later than one year [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,068,319
Later than one year [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	583,152
Later than one year [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	22,981
Later than one year [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,754
Later than one year [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	31,391
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,814,441
Later than one year and not later than two years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,196,306
Later than one year and not later than two years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	567,043
Later than one year and not later than two years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	21,259
Later than one year and not later than two years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	3,576
Later than one year and not later than two years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	26,257
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,574,685
Later than two years and not later than three years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,980,843
Later than two years and not later than three years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	558,396
Later than two years and not later than three years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,768
Later than two years and not later than three years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,716
Later than two years and not later than three years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	30,962
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,062,128
Later than three years and not later than four years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,571,822
Later than three years and not later than four years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	456,737
Later than three years and not later than four years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,607
Later than three years and not later than four years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	30,962
Later than five years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	3,049,509
Later than five years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,075,188
Later than five years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	842,653
Later than five years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	7,822
Later than five years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	R$ 123,846